Segment Information (Details) - Schedule of revenue derived from services - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Information (Details) - Schedule of revenue derived from services [Line Items]
Revenue	$ 758,212	$ 820,468	$ 910,893
Broadcast [Member]
Segment Information (Details) - Schedule of revenue derived from services [Line Items]
Revenue	390,815	411,407	444,478
Enterprise [Member]
Segment Information (Details) - Schedule of revenue derived from services [Line Items]
Revenue	354,126	389,696	444,732
Consulting and Other [Member]
Segment Information (Details) - Schedule of revenue derived from services [Line Items]
Revenue	$ 13,271	$ 19,365	$ 21,683